Sales and Marketing Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales And Marketing Costs
Sales and marketing costs	€ 28,856	€ 17,744	€ 16,922